FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Schedule of information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,301	—	2,910,301	—

Liabilities:
Foreign exchange forward contracts	(1,271,592)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

Fair Value Measurements at December 31, 2012
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,639,337	—	1,639,337	—
Liabilities:
Foreign exchange forward contracts	(182,963)	—	(182,963)	—
Net assets	1,456,374	—	1,456,374	—

Schedule of changes in Level 3 foreign exchange forward contracts

	As of December 31,
	2010	2011	2012
	$	$	$
Beginning balance	596,251	(13,478,691)	—
Total gain or losses (realized/unrealized)
Included in earnings	(13,478,691)	—	—
Settlements	(596,251)	13,478,691
Ending balance	(13,478,691)	—	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	(13,478,691)	—	—